INSURANCE PREMIUM FINANCING	12 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
INSURANCE PREMIUM FINANCING

4. INSURANCE PREMIUM FINANCING

During July 2023 and 2022, the Company entered into a financing agreement with First Insurance Funding to fund a portion of its insurance policies. As part of the agreement, First Insurance Funding agreed to finance the insurance policies of the Company of approximately $395,000 and $354,000, respectively and with an average interest rate per annum of 8.7% and 2.99%, respectively. The Company is required to make monthly payments of approximately $35,000 through April 2024.

The outstanding balance as of September 30, 2023 and 2022 was $243,285 and $247,933, respectively.